CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 8,955	$ 15,311	$ 8,780
Change in unrealized gains (losses) on marketable securities available-for-sale, net of tax:
Gain (loss) on marketable securities recognized in other comprehensive income	817	1,798	2,859
Gain (loss) on marketable securities reclassified to net income	0	882	(213)
Other comprehensive income (loss) related to unrealized gains (losses) on marketable securities available-for-sale	817	2,680	2,646
Change in unrealized gains (losses) on cash flow hedges, net of tax:
Gain (loss) on derivative instruments recognized in other comprehensive income,	10,662	(306)	(2,165)
Gain (loss) on derivative instruments reclassified to net income	(6,177)	2,645	6,567
Other comprehensive income (loss), related to unrealized gains (losses) on cash flow hedges, net of tax	4,485	2,339	4,402
Other comprehensive income (loss), net of tax of $(792), $(1,061) and $(1,303) for 2025, 2024 and 2023, respectively	5,302	5,019	7,048
Total comprehensive income	$ 14,257	$ 20,330	$ 15,828